Summary of Significant Accounting Policies - Offering Costs and Convertible Stock (Details) - USD ($)	1 Months Ended
	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Deferred Offering Costs
Deferred offering costs capitalized			$ 0	$ 29,000
Conversion of Convertible Preferred Stock into Common Stock upon IPO | Convertible preferred stock outstanding
Convertible Preferred Stock
Amount reclassified from outside of stockholders' equity		$ 137,626,000
Conversion of Convertible Preferred Stock into Common Stock upon IPO | Common Stock
Convertible Preferred Stock
Number of shares issued for convertible preferred stock	174,028	174,028
Conversion of Convertible Preferred Stock into Common Stock upon IPO | Additional Paid-in Capital
Convertible Preferred Stock
Amount reclassified to additional paid-in-capital		$ 137,626,000